Retirement Plans - Schedule for Accumulated benefit obligation or projected benefit obligation exceeds the fair value (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Pension Plans | U.S. Plans
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	$ 125	$ 13
Accumulated benefit obligation	125	13
Fair value of plan assets	0	0
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	125	13
Fair value of plan assets	0	0
Defined Benefit Pension Plans | Non-U.S. Plans
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	1,308	1,417
Accumulated benefit obligation	1,266	1,374
Fair value of plan assets	779	870
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	1,262	1,362
Fair value of plan assets	774	855
Other Postretirement Benefit Plans | U.S. Plans
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	59	0
Fair value of plan assets	0	0
Other Postretirement Benefit Plans | Non-U.S. Plans
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	52	10
Fair value of plan assets	$ 2	$ 2